Schedule of non-cancellable lease contracts (Details)	Dec. 31, 2024
Office Lease at Paya Lebar Square in Singapore [Member]
Lessee, Lease, Description [Line Items]
Lease term of contract	2 years
WAFIP Innovation Centre in Australia [Member]
Lessee, Lease, Description [Line Items]
Lease term of contract	10 years
Photocopier Machine [Member]
Lessee, Lease, Description [Line Items]
Lease term of contract	5 years